Restructuring	12 Months Ended
May 31, 2018
Restructuring And Related Activities [Abstract]
Restructuring

NOTE B — RESTRUCTURING

We record restructuring charges associated with management-approved restructuring plans to either reorganize one or more of our business segments, or to remove duplicative headcount and infrastructure associated with our businesses. Restructuring charges can include severance costs to eliminate a specified number of employees, infrastructure charges to vacate facilities and consolidate operations, and contract cancellation costs. Restructuring charges are recorded based upon planned employee termination dates and site closure and consolidation plans. The timing of associated cash payments is dependent upon the type of restructuring charge and can extend over a multi-year period. We record the short-term portion of our restructuring liability in Other Accrued Liabilities and the long-term portion, if any, in Other Long-Term Liabilities in our Consolidated Balance Sheets.

2020 MAP to Growth – Fiscal 2018 Phases

In May 2018, we approved and implemented the first phases of a multi-year restructuring plan, the 2020 Margin Acceleration Plan (“2020 MAP to Growth”).  The first phases of our plan were focused within the consumer and industrial segments. The restructuring plan within the consumer segment, led by new senior leadership, is designed to improve margins by simplifying business processes, reducing inventory categories and rationalizing SKUs, reducing headcount and working capital and improving operating efficiency. This restructuring plan allows us to streamline management and focus our attention on faster growing and better performing brands and products within the consumer segment businesses. Payments associated with this initial phase of restructuring activities are expected to be completed during the first seven months of fiscal 2019.

The restructuring plan within the industrial segment is designed to simplify processes, reduce headcount, eliminate underperforming businesses, and deliver better results for customers, employees and stockholders. Payments related to this initial phase of restructuring activities are expected to be completed during the first five months of fiscal 2019.

In addition to the two segment-specific restructuring activities outlined above, we adopted a restructuring plan for the legal function to streamline litigation management. Payments related to this initial phase of restructuring activities are expected to be completed during the first four months of fiscal 2019.

In connection with the 2020 MAP to Growth plan, we are currently in the midst of finalizing a broader, comprehensive, company-wide restructuring plan that is expected to be formalized within the first half of fiscal 2019 and is anticipated to be completed by the end of calendar 2020.

A summary of the charges recorded in connection with restructuring by reportable segment during fiscal 2018 is as follows:

	Fiscal Year Ended May 31, 2018
	Current Year	Cumulative Costs	Total Expected
	Charges	to Date	Costs
(in thousands)

Consumer Segment:
Severance and benefit costs (a)	$5,652	$5,652	$10,552
Facility closure and other related costs	5,139	5,139	7,439
Total Charges	$10,791	$10,791	$17,991

Industrial Segment:
Severance and benefit costs (b)	$2,169	$2,169	$14,251
Facility closure and other related costs	1,045	1,045	12,859
Other asset write-offs	1,373	1,373	10,499
Total Charges	$4,587	$4,587	$37,609

Corporate/Other Segment:
Severance and benefit costs ( c)	$2,136	$2,136	$10,329
Total Charges	$2,136	$2,136	$10,329

a)

Includes current year charges of $5.5 million associated with the elimination of 154 positions at the operating company and $0.2 million related to allocated charges associated with the elimination of one position within the legal function.

b)

Includes current year charges of $1.5 million associated with the elimination of 24 positions at the operating company and $0.7 million related to allocated charges associated with the elimination of four positions within the legal function.

c)	Reflects current year charges related to the accelerated vesting of equity awards for a consumer segment executive in connection with the aforementioned restructuring activities.

A summary of the activity in the restructuring reserves related to the 2020 MAP to Growth plan is as follows:

(in thousands)	Severance and Benefits Costs	Facility Closure and Other Related Costs	Other Asset Write-Offs	Total
Balance at June 1, 2017	$-	$-	$-	$-
Additions charged to expense	9,957	6,184	1,373	17,514
Balance at May 31, 2018	$9,957	$6,184	$1,373	$17,514
Total Expected Costs	$41,878	$22,203	$10,499	$74,580

In connection with the 2020 MAP to Growth plan, during the fourth quarter of fiscal 2018, we incurred approximately $36.5 million of inventory-related charges at our consumer segment and approximately $1.2 million at our industrial segment, all of which were recorded in cost of sales in our Consolidated Statements of Income.  These inventory charges were the result of product line and SKU rationalization that was initiated in the fourth quarter of fiscal 2018 by new leadership within the consumer segment. Refer to Note A(10) for additional information.  Additionally, while our specialty reportable segment did not incur any restructuring charges during fiscal 2018, we currently expect to incur approximately $8.7 million in costs in this segment in relation to the 2020 MAP to Growth plan, which are included in the total expected costs presented in the table above.